RELATED PARTY BALANCES AND TRANSACTIONS - Loans Collected and Received (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities	¥ (200,000)
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities	(182,000)	¥ (26,700)	¥ 361,500
Pucheng Credit
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities	(200,000)
Hengda Hongyuan
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities	(139,000)	¥ (26,700)	¥ 361,500
Qichuang
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities	¥ (43,000)